UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1. Reports to Stockholders

This filing is on behalf of one of the six series of portfolios of SunAmerica Series, Inc.

SEMI-ANNUAL REPORT 2016

SunAmerica Series, Inc.

■  Focused Dividend Strategy II Portfolio

Table of Contents

A Message from the President	1
Expense Example	2
Statement of Assets and Liabilities	4
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Portfolio of Investments	9
Notes to Financial Statements	12

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual update for the Focused Dividend Strategy II Portfolio, a series of SunAmerica Series, Inc., for the six-month period ended April 30, 2016.

Overall, the equity markets were pressured during the semi-annual period. Central bank policy, economic sluggishness, currency movements and oil price shifts were some of the biggest themes dominating the markets during the semi-annual period.

On the following pages, you will find financial statements and portfolio information for the Focused Dividend Strategy II Portfolio for the six-month period ended April 30, 2016.

Thank you for being a part of the SunAmerica Series Portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC

Past performance is no guarantee of future results.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The Focused Dividend Strategy II Portfolio holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

EXPENSE EXAMPLE — April 30, 2016 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the Focused Dividend Strategy II Portfolio (the "Portfolio"), a series of SunAmerica Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and account maintenance fees and other Portfolio expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2015 and held until April 30, 2016.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2016" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Period Ended April 30, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2016" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolio's Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended April 30, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2016" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolio's Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, small account fees and administrative fees, if applicable, to your account. Please refer to the Portfolio's Prospectus, and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2016 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2015	Ending Account Value Using Actual Return at April 30, 2016	Expenses Paid During the Six Months Ended April 30, 2016*	Beginning Account Value At November 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at April 30, 2016*	Expenses Paid During the Six Months Ended April 30, 2016*	Annualized Expense Ratio*
Focused Dividend Strategy II Class A#	$1,000.00	$1,047.80	$6.36	$1,000.00	$1,018.65	$6.27	1.25%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, small account fees, and administrative fees, if applicable to your account. Please refer to the Portfolio's prospectus, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2016" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2016" and the "Annualized Expense Ratio" would have been lower.

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2016 — (unaudited)

Focused Dividend Strategy II Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,075,392
Cash	17,777
Receivable for:
Dividends and interest	1,177
Prepaid expenses and other assets	3,955
Due from investment adviser for expense reimbursements/fee waivers	7,658
Due from distributor for expense reimbursement/fee waiver	299
Deferred Offering Costs	2,811
Total assets	1,109,069
LIABILITIES:
Payable for:
Investment advisory and management fees	513
Distribution and account maintenance fees	299
Transfer agent fees and expenses	322
Directors' fees and expenses	5
Other accrued expenses	65,173
Total liabilities	66,312
Net Assets	1,042,757
*Cost
Investments (unaffiliated)	$1,055,892

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2016 — (unaudited) (continued)

Focused Dividend Strategy II Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$8
Paid-in capital	1,018,863
1,018,871
Accumulated undistributed net investment income (loss)	240
Accumulated undistributed net realized gain (loss) on investments	4,146
Unrealized appreciation (depreciation) on investments	19,500
Net Assets	$1,042,757
Class A:
Net assets	$1,042,757
Shares outstanding	84,978
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.27
Maximum sales charge (5.75% of offering price)	$0.75
Maximum offering price to public	$13.02

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2016 — (unaudited)

Focused Dividend Strategy II Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$18,979
Interest (unaffiliated)	—
Total investment income*	18,979
Expenses:
Investment advisory and management fees	2,927
Distribution and account maintenance fees:
Class A	1,707
Transfer agent fees and expenses:
Class A	1,176
Registration fees:
Class A	22
Custodian and accounting fees	12,500
Reports to shareholders	15,576
Audit and tax fees	5,082
Legal fees	2,800
Directors' fees and expenses	30
Deferred offering costs	8,385
Other expenses	8,479
Total expenses before fee waivers, expense reimbursements and expense recoupments	58,684
Net (fees waived and expenses reimbursed)/recouped by investment advisor/distributor (Note 3)	(52,587)
Net expenses	6,097
Net investment income (loss)	12,882
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	5,128
Net realized gain (loss) on investments	5,128
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	29,520
Net unrealized gain (loss) on investments	29,520
Net realized and unrealized gain (loss) on investments	34,648
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,530
*Net of foreign withholding taxes on interest and dividends of	$173

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	Focused Dividend Strategy II Portfolio
	For the six months ended April 30, 2016 (unaudited)	For the Period ended October 31, 2015*
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$12,882	$5,900
Net realized gain (loss) on investments and foreign currencies	5,128	(653)
Net unrealized gain (loss) on investments and foreign currencies	29,520	(10,020)
Net increase (decrease) in net assets resulting from operations	47,530	(4.773)
Distributions to shareholders from:
Net investment income (Class A)	(13,226)	(5,497)
Net realized gain on securities (Class A)	(329)	—
Total distributions to shareholders	(13,555)	(5,497)
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	13,555	1,005,497
Total increase (decrease) in net assets	47,530	995,227
NET ASSETS:
Beginning of period	995,227	—
End of period†	$1,042,757	$995,227
†Includes accumulated undistributed net investment income (loss)	$240	$584

* For the period July 2, 2015 (commencement of operations) to October 31, 2015.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value, begin- ning of period	Net investment income(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total Distri- butions	Net Asset Value, end of period	Total Return(2)	Net Assets, end of period (000's)	Ratio of expenses to average net assets(3)(4)	Ratio of net investment income to average net assets(3)(4)	Port- folio Turn- over
FOCUSED DIVIDEND STRATEGY II PORTFOLIO
Class A
07/02/15@-10/31/15	$12.00	$0.07	$(0.13)	$(0.06)	$(0.07)	$—	$(0.07)	$11.87	(0.49)%	$995	1.25%	1.83%	4%
04/30/16(5)	11.87	0.15	0.41	0.56	(0.16)	(0.00)	(0.16)	12.27	4.78	1,043	1.25	2.64	11

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):

	10/31/15(3)	04/30/16(3)(5)
Focused Dividend Strategy II Class A	31.39%	10.78%

(5)  Unaudited

@  Commencement of Operations

See Notes to Financial Statements

Focused Dividend Strategy II Portfolio

PORTFOLIO PROFILE — April 30, 2016 — (unaudited)

Industry Allocation*
Tobacco	8.5%
Oil Companies-Integrated	7.3
Retail-Apparel/Shoe	6.9
Medical-Drugs	6.6
Retail-Restaurants	4.5
Advertising Agencies	4.1
Diversified Manufacturing Operations	3.9
Beverages-Non-alcoholic	3.9
Telephone-Integrated	3.7
Office Automation & Equipment	3.5
Cosmetics & Toiletries	3.4
Enterprise Software/Service	3.4
Electronic Components-Semiconductors	3.4
Printing-Commercial	3.4
Electric Products-Misc.	3.4
Oil & Gas Drilling	3.3
Electronic Components-Misc.	3.3
Containers-Metal/Glass	3.3
Computers	3.3
Machinery-Construction & Mining	3.2
Quarrying	3.1
Oil-Field Services	3.1
Computer Services	3.0
Chemicals-Diversified	2.8
Retail-Computer Equipment	2.5
Multimedia	2.3
103.1%

* Calculated as a percentage of net assets

Focused Dividend Strategy II Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—103.1%
Advertising Agencies—4.1%
Omnicom Group, Inc.	509	$42,232
Beverages-Non-alcoholic—3.9%
Coca-Cola Co.	902	40,410
Chemicals-Diversified—2.8%
LyondellBasell Industries NV, Class A	353	29,182
Computer Services—3.0%
International Business Machines Corp.	216	31,523
Computers—3.3%
HP, Inc.	2,794	34,282
Containers-Metal/Glass—3.3%
Greif, Inc., Class A	990	34,353
Cosmetics & Toiletries—3.4%
Procter & Gamble Co.	448	35,894
Diversified Manufacturing Operations—3.9%
General Electric Co.	1,339	41,174
Electric Products-Misc.—3.4%
Emerson Electric Co.	644	35,182
Electronic Components-Misc.—3.3%
Garmin, Ltd.	811	34,573
Electronic Components- Semiconductors—3.4%
Intel Corp.	1,182	35,791
Enterprise Software/Service—3.4%
CA, Inc.	1,208	35,829
Machinery-Construction & Mining—3.2%
Caterpillar, Inc.	426	33,109
Medical-Drugs—6.6%
Merck & Co., Inc.	618	33,891
Pfizer, Inc.	1,057	34,574
		68,465
Multimedia—2.3%
Viacom, Inc., Class B	583	23,845
Office Automation & Equipment—3.5%
Pitney Bowes, Inc.	1,715	35,963
Oil & Gas Drilling—3.3%
Helmerich & Payne, Inc.	523	34,581
Oil Companies-Integrated—7.3%
Chevron Corp.	372	38,011
Exxon Mobil Corp.	432	38,189
		76,200
Oil-Field Services—3.1%
Frank's International NV	1,938	32,268
Printing-Commercial—3.4%
RR Donnelley & Sons Co.	2,048	35,635
Quarrying—3.1%
Compass Minerals International, Inc.	432	32,383
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe—6.9%
Coach, Inc.	1,014	$40,834
Gap, Inc.	1,328	30,783
		71,617
Retail-Computer Equipment—2.5%
GameStop Corp., Class A	809	26,535
Retail-Restaurants—4.5%
McDonald's Corp.	371	46,928
Telephone-Integrated—3.7%
Verizon Communications, Inc.	758	38,612
Tobacco—8.5%
Altria Group, Inc.	728	45,653
Philip Morris International, Inc.	440	43,173
		88,826
TOTAL INVESTMENTS (cost $1,055,892)(1)	103.1%	1,075,392
Liabilities in excess of other assets	(3.1)	(32,635)
NET ASSETS —	100.0%	$1,042,757

(1) See Note 6 for cost of investments on a tax basis.

Focused Dividend Strategy II Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2016 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,075,392	$—	$—	$1,075,392

*For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). The Fund consists of six separate series, one of which is included in this report; Focused Dividend Strategy II Portfolio (the "Portfolio").

The investment goal of the Portfolio is total return (including capital appreciation and current income). The Portfolio's principal investment strategy is value. The principal investment technique of the Portfolio is to employ a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

The Portfolio is diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: The shares of the Portfolio are not offered for sale as of the date of this shareholder report. The classes within the Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

Class W shares—  Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class C shares are subject to higher distribution fee rates. There are no distribution or account maintenance fee payments applicable to Class W.

Indemnification: Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors ("the Board"), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolio's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolio's assets and liabilities classified in the fair value hierarchy as of April 30, 2016, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolio uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter ("OTC") market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolio, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after the ex-dividend date. Distributions received from the Portfolio's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to the Portfolio are allocated among the Portfolio based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to the Portfolio as incurred on a specific identification basis.

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

Dividends from net investment income, if any, are normally paid quarterly for the Portfolio. Capital gain distributions, if any, are paid annually. The Portfolio reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolio records dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

The Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolio is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolio files U.S. federal and certain state income tax returns.

Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Organization and Offering Costs: Organizational costs incurred in connection with the commencement of the Portfolio have been expensed while offering costs were reflected as "Deferred offering costs" in the Statement of Assets and Liabilities of the Portfolio, and amortized over a 12-month period.

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Fund, on behalf of the Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the Portfolio and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by the Portfolio to SunAmerica as full compensation

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

for services and facilities furnished to the Fund, based on the average daily net assets of the Fund: 0.60% on the first $1.5 billion; 0.50% on the next $1.5 billion; and 0.40% in excess of $3 billion.

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the Portfolio's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Portfolio's business. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Portfolio	Percentage
Focused Dividend Strategy II Class A	1.25%

For the period ended April 30, 2016, pursuant to the contractual expense limitations in the above table, SunAmerica has waived and/or reimbursed expenses as follows:

Portfolio	Fund Level Expenses Reimbursed
Focused Dividend Strategy II	$49,682
Portfolio	Class Specific Expenses Reimbursed
Focused Dividend Strategy II Class A	$1,198

Any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolio is able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the period ended April 30, 2016, the amount recouped by SunAmerica was as follows:

Portfolio	Class Specific Expenses Reouped
Focused Dividend Strategy II Class A	$—

At April 30, 2016, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

	Fund Level Expenses Reimbursed
Portfolio	October 31, 2017	October 31, 2018
Focused Dividend Strategy II	$96,324	$49,682
	Class Specific Expenses Reimbursed
Portfolio	October 31, 2017	October 31, 2018
Focused Dividend Strategy II Class A	$3,659	$1,198

The Fund, on behalf of the Portfolio, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of SunAmerica. The Portfolio has adopted a Distribution Plan on behalf of each class of shares of the Portfolio (other than Class W shares of the Portfolio) (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan and Class C Plan of the Portfolio, the Distributor receives a distribution fee from the Portfolio at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class's Plan may exceed the Distributor's distribution costs as described above. The Plans provide that each class of shares of the Portfolio will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. For the six months ended April 30, 2016, ACS waived fees in the amount of $1,707 for Class A shares of the Portfolio and no fees were earned for the Class C shares since shares of the Portfolio are not offered for sale as of the date of this shareholder report.

The Fund, on behalf of the Portfolio, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the six months ended April 30, 2016, there were no fees earned since shares of the Portfolio are not offered for sale as of the date of this shareholder report.

ACS receives sales charges on the Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Portfolio's Class A shares and Class C shares. ACS has advised the Portfolio that for the six months ended April 30, 2016, there were no proceeds received from sales since shares of the Portfolio are not offered for sale as of the date of this shareholder report.

The Fund, on behalf of the Portfolio, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolio's transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Portfolio. The Service Agreement, pursuant to which SAFS receives a fee from the Portfolio to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2016, the Portfolio incurred the following expenses, which are included in transfer agent fees payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

Portfolio	Expense	Payable At April 30, 2016
Focused Dividend Strategy II Class A	$1,073	$188

As of the period ended April 30, 2016, SunAmerica owned 100% of the outstanding shares of the Portfolio.

Note 4.  Purchases and Sales of Investment Securities

During the six months ended April 30, 2016, the Portfolio's cost of purchases and proceeds from sale of long-term Investments were $176,281 and $106,148, respectively.

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

Note 5.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, and non-deductible expenses.

	Distributable Earnings			Tax Distributions
	For the period ended October 31, 2015
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Focused Dividend Strategy II	$913	$—	$(11,002)	$5,497	$—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

For the six months ended April 30, 2016, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, were as follows:

Focused Dividend Strategy II Portfolio
Cost (tax basis)	$1,056,874
Appreciation	57,054
Depreciation	(38,536)
Net unrealized appreciation(depreciation)	$18,518

Note 6.  Capital Share Transactions

	Focused Dividend Strategy II Portfolio
	Class A
	For the six months ended April 30, 2016 (unaudited)		For the period July 2, 2015@ through October 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	—	$—	83,333	$1,000,000
Reinvested dividends	1,143	13,555	502	5,497
Shares redeemed	—	—	—	—
Net increase (decrease)	1,143	$13,555	83,835	$1,005,497

@ Commencement of operations

Note 7.  Line of Credit

The Fund, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Fund's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the six months ended April 30, 2016, the Portfolio had no borrowings.

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

Note 8.  Interfund Lending Agreementw

Pursuant to the exemptive relief granted by the SEC, the Portfolio is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2016, the Portfolio did not participate in this program.

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

William J. Shea

Officers

John T. Genoy, President
and Chief Executive Officer

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

James Nichols, Vice President

Kara Murphy, Vice President

Katherine Stoner, Vice President and Chief Compliance Officer

Gregory N. Bressler, Secretary

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Distributor

AIG Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Shareholder Servicing Agent

SunAmerica Fund Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. PORTFOLIOS

Information regarding how SunAmerica Series, Inc. Portfolios voted proxies relating to securities held in the SunAmerica Series, Inc. Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to SunAmerica Mutual Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed therein.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.safunds.com
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by: AIG Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

FD2SAN - 4/16

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 8, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 8, 2016